UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4647
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)                             (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: August 31
Date of reporting period: May 31, 2011

Item 1.	Schedule of Investments

Portfolio of Investments
RiverSource New York Tax-Exempt Fund
May 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investment in Securities
Municipal Bonds (95.5%)

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Airport-Special Facility (1.7%)
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12-01-42	6.000%	$800,000	$793,952

College (25.8%)
City of Troy
Revenue Bonds
Rensselaer Polytechnic
Series 2010A
09-01-30	5.000	500,000	501,800
09-01-40	5.125	750,000	740,423
Dutchess County Industrial Development Agency
Refunding Revenue Bonds
Bard College Civic Facilities
Series 2007A-1
08-01-22	5.000	500,000	524,605
Nassau County Industrial Development Agency
Refunding Revenue Bonds
New York Institute of Technology Project
Series 2000A
03-01-26	4.750	485,000	480,402
New York State Dormitory Authority
Revenue Bonds
Brooklyn Law School
Series 2003B (XLCA)
07-01-30	5.125	1,000,000	1,003,970
New York State Dormitory Authority
Revenue Bonds
City University
Consolidated 5th General Resources
Series 2008B
07-01-27	5.000	1,000,000	1,041,080
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System
Series 1993A
07-01-13	5.750	2,400,000	2,508,983
New York State Dormitory Authority
Revenue Bonds
Cornell University
Series 2006A
07-01-31	5.000	1,000,000	1,039,960

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
New York State Dormitory Authority
Revenue Bonds
Manhattan Marymount College
Series 2009
07-01-29	5.250	500,000	495,370
New York State Dormitory Authority
Revenue Bonds
Rochester Institute of Technology
Series 2008A
07-01-33	6.000	1,000,000	1,076,889
New York State Dormitory Authority
Revenue Bonds
Teacher’s College
Series 2009
03-01-39	5.500	500,000	515,860
New York State Dormitory Authority
Revenue Bonds
The New School
Series 2010
07-01-40	5.500	500,000	513,275
New York State Dormitory Authority
Revenue Bonds
University of Rochester
Series 2009A
07-01-39	5.125	900,000	912,744
Seneca County Industrial Development Agency
Revenue Bonds
New York Chiropractic College
Series 2007
10-01-27	5.000	750,000	720,803

Total			12,076,164

County (3.0%)
County of Monroe
Unlimited General Obligation Refunding & Public
Improvement Bonds
Series 1996 (NPFGC)
03-01-15	6.000	1,250,000	1,385,613

Electric (1.7%)
Long Island Power Authority
Revenue Bonds
Series 2009A
04-01-23	5.000	750,000	809,288

Health Care — Hospital (15.0%)
Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11-15-27	5.250	1,000,000	942,150

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Monroe County Industrial Development Corp.
Revenue Bonds
Unity Hospital Rochester Project
Series 2010 (FHA)
08-15-35	5.750	500,000	547,325
New York State Dormitory Authority
Revenue Bonds
Mount Sinai Hospital
Series 2010A
07-01-26	5.000	675,000	685,814
New York State Dormitory Authority
Revenue Bonds
New York University Hospital Center
Series 2006A
07-01-20	5.000	500,000	522,425
New York State Dormitory Authority
Revenue Bonds
New York University Hospital Center
Series 2007B
07-01-24	5.250	640,000	654,842
New York State Dormitory Authority
Revenue Bonds
New York University Hospital Center
Series 2011A
07-01-31	5.750	200,000	203,670
New York State Dormitory Authority
Revenue Bonds
North Shore Long Island Jewish
Series 2009A
05-01-37	5.500	750,000	750,915
New York State Dormitory Authority
Revenue Bonds
Orange Regional Medical Center
Series 2008
12-01-29	6.125	1,250,000	1,176,562
New York State Dormitory Authority
Revenue Bonds
Sloan-Kettering Memorial Center
Series 2006-1
07-01-35	5.000	1,000,000	1,007,990
Westchester County Healthcare Corp.
Revenue Bonds
Senior Lien
Series 2010C-2
11-01-37	6.125	500,000	504,775

Total			6,996,468

Health Care — Life Care Center (2.3%)
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing Southold
Series 2010
12-01-40	6.000	325,000	325,000

Issue	Coupon	Principal
description(b,c)	Rate	Amount		Value(a)
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09-15-42	6.000	1,000,000		748,860

Total				1,073,860

Health Care — Other (0.9%)
Dutchess County Local Development Corp.
Revenue Bonds
Anderson Center Services, Inc. Project
Series 2010
10-01-30	6.000	450,000		437,922

Housing — Multi-family (1.0%)
Housing Development Corp.
Revenue Bonds
Series 2009M
11-01-45	5.150	500,000		489,560

Housing — Single Family (3.4%)
New York Mortgage Agency
Revenue Bonds
Series 2002-101 A.M.T.
04-01-32	5.400	1,095,000		1,094,912
New York Mortgage Agency
Revenue Bonds
Series 2007-140 A.M.T.
10-01-21	4.600	500,000		501,800

Total				1,596,712

Lease (2.6%)
New York City Industrial Development Agency
Revenue Bonds
Terminal One Group Association Project
Series 2005 A.M.T.
01-01-24	5.500	500,000		512,570
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2010A-1
01-01-16	5.000	250,000		284,685
The Erie County Industrial Development Agency
Revenue Bonds
School District Buffalo Project
Series 2011A
05-01-32	5.250	400,000	(e)	415,976

Total				1,213,231

Miscellaneous Revenue (9.4%)
Metropolitan Transportation Authority
Revenue Bonds
Series 2005F
11-15-35	5.000	500,000		491,670
Metropolitan Transportation Authority
Revenue Bonds
Series 2006A
11-15-22	5.000	750,000		790,973

Issue	Coupon	Principal
description(b,c)	Rate	Amount		Value(a)
Metropolitan Transportation Authority
Revenue Bonds
Series 2009A
11-15-26	5.300	700,000		751,156
Metropolitan Transportation Authority
Revenue Bonds
Series 2010D
11-15-34	5.000	450,000		446,306
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01-01-24	5.000	500,000		481,440
New York City Industrial Development Agency
Revenue Bonds
Yankee Stadium Pilot
Series 2009
03-01-49	7.000	250,000		276,398
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Museum of Modern Art
Series 2010-1A
10-01-17	5.000	250,000		292,665
New York City Trust for Cultural Resources
Revenue Bonds
Lincoln Center
Series 2008C
12-01-18	5.250	750,000		864,539

Total				4,395,147

Port District (3.3%)
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 143rd
Series 2006 (AGM) A.M.T.
10-01-21	5.000	1,000,000		1,039,710
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 147th
Series 2007 (NPFGC/FGIC) A.M.T.
10-15-26	5.000	500,000		503,765

Total				1,543,475

Sales or Use Tax (2.2%)
Puerto Rico Sales Tax Financing Corp.
Revenue Bonds
1st Subordinated
Series 2010C
08-01-41	5.250	1,100,000	(d)	1,047,222

Special District — Special Tax (5.5%)
Metropolitan Transportation Authority
Revenue Bonds
Series 2009B
11-15-34	5.000	1,500,000		1,526,880

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2009
Series 2009S-5
01-15-32	5.000	1,000,000	1,020,910

Total			2,547,790

Toll Road (5.6%)
New York State Thruway Authority
Revenue Bonds
Series 2007H (NPFGC/FGIC)
01-01-23	5.000	500,000	532,545
New York State Thruway Authority
Revenue Bonds
Series 2009A-1
04-01-29	5.000	1,000,000	1,063,170
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2002B
11-15-29	5.125	1,000,000	1,017,350

Total			2,613,065

Water & Sewer (12.1%)
Erie County Water Authority
Revenue Bonds
4th Resolution
Series 2007 (NPFGC)
12-01-34	4.750	500,000	502,775
New York City Municipal Water Finance Authority
Revenue Bonds
Fiscal 2009
Series 2008A
06-15-40	5.750	1,000,000	1,091,050
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2008CC
06-15-34	5.000	1,500,000	1,537,515
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2008DD
06-15-38	4.500	500,000	478,135
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds
New York City Municipal Water Project
Series 2002B
06-15-31	5.000	1,000,000	1,009,150
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds
New York City Municipal Water Project
Series 2002K
06-15-28	5.000	1,000,000	1,026,970

Total			5,645,595

Total Municipal Bonds
(Cost: $43,669,993)			$44,665,064

Municipal Notes (2.4%)

		Amount
Issue	Effective	payable at
description(b,c,f)	yield	maturity	Value(a)
City of New York
Unlimited General Obligation Bonds
V.R.D.N. Series 1993 (BNP Paribas)
08-01-21	0.110%	$400,000	$400,000
Syracuse Industrial Development Agency
Revenue Bonds
Syracuse University
V.R.D.N. Series 2008 (JP Morgan Chase Bank)
12-01-37	0.110	700,000	700,000

Total Municipal Notes
(Cost: $1,100,000)			$1,100,000

Money Market Fund (1.7%)

	Shares		Value(a)
JPMorgan Tax-Free Money Market Fund, 0.000%	782,145	(g)	$782,145

Total Money Market Fund
(Cost: $782,145)			$782,145

Total Investments in Securities
(Cost: $45,552,138)(h)			$46,547,209

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2011.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGCP	—	Assured Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority

FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At May 31, 2011, the value of securities subject to alternative minimum tax represented 7.81% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(d)	The fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 2.24% of net assets at May 31, 2011.

(e)	At May 31, 2011, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $415,280.

(f)	The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2011.

(g)	The rate shown is the seven-day current annualized yield at May 31, 2011.

(h)	At May 31, 2011, the cost of securities for federal income tax purposes was approximately $45,552,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,526,000
Unrealized depreciation	(531,000)

Net unrealized appreciation	$995,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair value at May 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Municipal Bonds	$—	$44,665,064	$—	$44,665,064

Total Bonds	—	44,665,064	—	44,665,064

Other
Municipal Notes	—	1,100,000	—	1,100,000
Unaffiliated Money Market Fund(c)	782,145	—	—	782,145

Total Other	782,145	1,100,000	—	1,882,145

Total	$782,145	$45,765,064	$—	$46,547,209

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

Item 2.	Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Special Tax-Exempt Series Trust

By	/s/ J. Kevin Connaughton J. Kevin Connaughton President and Principal Executive Officer

Date	July 22, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton President and Principal Executive Officer

Date	July 22, 2011

By	/s/ Michael G. Clarke Michael G. Clarke Treasurer and Principal Financial Officer

Date	July 22, 2011